Details to the consolidated statements of cash flows (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Change in provisions and other non-current liabilities	$ 73	$ 547	$ 585	$ 635
Losses/gains on disposal and other adjustments on property, plant and equipment; intangible assets;financial assets; and other non-current assets, net	85	(114)	(217)	(192)
Equity-settled compensation expense	233	204	432	407
Loss from associated companies	2		3	2
Income taxes	452	347	898	797
Net financial expense	149	186	264	367
Other	36	(8)	29	(8)
Total	2,883	3,061	5,890	5,414
Acquisition of assets (other than through business combinations) by assuming directly related liabilities	0	0	0	300
Acquisition of assets (right of use assets) through leasing	74	79	225	122
Property, plant and equipment
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Adjustments for depreciation and amortisation expense and impairment loss (reversal of impairment loss) recognised in profit or loss	262	507	565	821
Right-of-use assets [member]
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Adjustments for depreciation and amortisation expense and impairment loss (reversal of impairment loss) recognised in profit or loss	77	76	151	154
Intangible assets
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Adjustments for depreciation and amortisation expense and impairment loss (reversal of impairment loss) recognised in profit or loss	1,486	1,219	3,105	2,232
Financial assets impaired [member]
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Adjustments for depreciation and amortisation expense and impairment loss (reversal of impairment loss) recognised in profit or loss	$ 28	$ 97	$ 75	$ 199